Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Costs [Line Items]
Finance costs	$ 25,472	$ 19,028,007	$ 7,800,597
Increase in discounted amounts of provisions arising from the passage of time	1,772	4,009	4,184
Finance costs on convertible loans [Member]
Schedule of Finance Costs [Line Items]
Finance costs			2,894,050
Finance costs on loan notes [Member]
Schedule of Finance Costs [Line Items]
Finance costs		18,975,635	786,058
Finance costs on lease liabilities [Member]
Schedule of Finance Costs [Line Items]
Finance costs	23,700	48,363	42,130
Finance costs on bridge loans [Member]
Schedule of Finance Costs [Line Items]
Finance costs			$ 4,074,175